Financial Risk Management - Fair Value of Financial Instruments - Additional Information (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities at amortized cost	$ 41,004,371	$ 34,633,794	$ 27,988,813
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities at amortized cost	$ 40,836,961	$ 33,910,543	$ 27,735,962